RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
15.	RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Relationship with the Group
Shanghai Laiguan Property Management Co., Ltd. (“Laiguan”) (iii)	An entity controlled by certain shareholders of the Group
Shanghai Qingke Robot Technology Co., Ltd. (“Robot”)(i)	An affiliate of Founder and CEO of the Group
Shanghai Yijia Property Management Co., Ltd. (“Yijia Property”) (iii)	An entity controlled by certain shareholders of the Group
Shanghai Xulong Trading Co., Ltd. (“Xulong”)(ii)	An entity controlled by the parents of Founder and CEO of the Group
Shanghai Youzhen Information Technology Co., Ltd. (“Youzhen”) (iii)	An entity controlled by the parents of Founder and CEO of the Group
Shanghai Qingji Property Management Co., Ltd. (“Qingji”) (iii)	An entity controlled by certain shareholders of the Group
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by certain shareholders of the Group

(i)	Robot ceased to be a related party of the Group in April 2019.

(ii)	Xulong ceased to be a related party of the Group in March 2019.
(iii)	Laiguan, Yijia, Youzhen and Qingji ceased to be a related party of the Group in January 2021.

The Group entered into the following transactions with its related parties:

For the years ended September 30, 2019, 2020 and 2021, services provided by the related parties were RMB139,026, RMB 47,464 and RMB nil, respectively:

	For the years ended September 30,
	2019	2020	2021
Purchases of property and equipment from Xulong.	12,205	—	—
Labor outsourcing service expense to Laiguan	43,003	25,059	—
Labor outsourcing service expense to Qingji.	41,180	22,405	—
Value-added service cost to Robot	28,336	—	—
Storage and logistic service expense to Xulong	4,582	—	—
Marketing service expense to Xulong.	9,720	—	—
	139,026	47,464	—

As stated in Note 9, for the years ended September 30, 2020 and 2021 the Group issued convertible notes in exchange for cash of $24,018 (RMB 163,565) and $17,574 (RMB 113,236), respectively, to Key Space.

Among the convertible notes issued in the year ended September 30, 2020, $7,133 and $16,885 are subject to interest rate of 15% per annum and 17% per annum, respectively. Among the convertible notes issued in the year ended September 30, 2021, $5,220 and $12,354 are subject to interest rate of 15% per annum and 17% per annum, respectively. For the year ended September 30, 2020 and 2021, the Group accrued interest expenses of RMB 4,365 and RMB 49,512 on the convertible notes.

As of September 30, 2020 and 2021, amounts due from related parties were RMB168 and RMB 201, respectively, and details are as follows:

	As of September 30,
	2020	2021

Youzhen.	125	—
Others	43	201
	168	201

As of September 30, 2020 and 2021, amounts due to related parties were RMB 6,594 and RMB nil, respectively, and details are as follows:

	As of September 30,
	2020	2021

Yijia Property	4,156	—
Qingji	1,539	—
Laiguan	882	—
Others	17	—
	6,594	—